Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheet date up to the date that the condensed consolidated financial statements were available to be issued and has determined that there have been no events that have occurred that would require adjustments to the disclosures of the condensed consolidated financial statements.

On April 15, 2024, the Company notified the trustee of the Company’s Trust Account that it was exercising a Monthly Extension Option, extending the time available to the Company to consummate a Business Combination, from April 19, 2024 to May 19, 2024, pursuant to and in accordance with the terms of the Company’s Fourth Amended and Restated Certificate of Incorporation and the Company’s Trust Agreement. The Fourth Extension is the fourth of up to six (6) one-month Extensions permitted under the Company’s Fourth Amended and Restated Certificate of Incorporation and Trust Agreement.

Pursuant to the terms of the Company’s Certificate of Incorporation and Trust Agreement, on April 15, 2024, with respect to the exercise of the Fourth Extension, the Company deposited $22,038 into the Company’s Trust Account in connection with the exercise of the Fourth Extension. Such deposit with respect to the Fourth Extension was made using funds held outside of the Company’s Trust Account and available to the Company to fund working capital requirements.

Note 11 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were available to be issued and has determined that subject to the events below, there have been no events that have occurred that would require adjustments to the disclosures of the financial statements.

In connection with the proposed Business Combination with Vaso Corporation, the Company filed a registration statement on Form S-4 with the SEC on January 8, 2024 (Registration No. 333-276422) (the “Registration Statement). On February 2, 2024, the Company received a comment letter from the SEC regarding the Registration Statement. The Company responded to the SEC’s comment letter and amended the Registration Statement on February 14, 2024, accordingly. On March 8, 2024, the Company received a second comment letter from the SEC regarding the Registration Statement. For additional information regarding the Vaso Business Combination, please see the Registration Statement, as amended.

On March 13, 2024, the Company notified the trustee of the Company’s Trust Account that it was exercising a Monthly Extension Option, extending the time available to the Company to consummate a Business Combination, from March 19, 2024 to April 19, 2024 (the “Third Extension”), pursuant to and in accordance with the terms of the Company’s Fifth Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation” or the “Fourth Amended and Restated Certificate of Incorporation”) and the Company’s Third Amended and Restated Investment Management Trust Agreement (the “Trust Agreement”). The Third Extension is the third of up to six (6) one-month Extensions permitted under the Company’s Fifth Amended and Restated Certificate of Incorporation and Trust Agreement.

Pursuant to the terms of the Company’s Certificate of Incorporation and Trust Agreement, on March 13, 2024, with respect to the exercise of the Third Extension, the Company deposited $22,037.64 into the Company’s Trust Account in connection with the exercise of the First Extension. Such deposit with respect to the Third Extension was made using funds held outside of the Company’s Trust Account and available to the Company to fund working capital requirements. As of March 19, 2024 (and, for the avoidance of doubt, inclusive of the deposit of $22,037.64 into the Trust Account in connection with the exercise of the First Extension as described above), the Trust Account held approximately $6,145,817.